Federal Home Loan Bank Advances and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Federal Home Loan Bank Advances And Other Borrowings [Abstract]
Schedule of summary of FHLB advances with maturity dates and weighted average rates
	December 31,
	2013		2012
(Dollars in thousands)	Amount Due	Weighted Average Rate	Amount Due	Weighted Average Rate
Year of Maturity:
2013	$—	—%	$67,000	0.86%
2014	22,000	0.50	2,000	3.24
2015	2,000	2.75	2,000	2.75
2017	20,000	0.99	20,000	0.99
Total advances	$44,000	0.83%	$91,000	0.98%